Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Goodwill [Line Items]
Beginning balance		$ 2,023,402	$ 1,999,132
Foreign exchange		(16,601)	9,994
Ending balance		2,006,801	2,009,126
Merchant Solutions [Member]
Goodwill [Line Items]
Beginning balance	[1]	637,446	637,446
Foreign exchange	[1]	0	0
Ending balance	[1]	637,446	637,446
Digital Wallet Segments [Member]
Goodwill [Line Items]
Beginning balance	[2]	1,385,956	1,361,686
Foreign exchange	[2]	(16,601)	9,994
Ending balance	[2]	$ 1,369,355	$ 1,371,680

[1]	Accumulated impairment loss was $1,159,145 as of March 31, 2024 and December 31, 2023 within the Merchant Solutions segment.
[2]	Accumulated impairment loss was $723,042 as of March 31, 2024 and December 31, 2023 within the Digital Wallets segment.